Stock Option and Award Plans and Stock Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended			4 Months Ended	8 Months Ended	12 Months Ended								12 Months Ended		12 Months Ended			12 Months Ended								1 Months Ended	4 Months Ended	8 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended					1 Months Ended				12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended
	Oct. 02, 2013	Feb. 28, 2013	Feb. 20, 2013	Feb. 01, 2014	Oct. 02, 2013	Feb. 01, 2014		Feb. 02, 2013		Jan. 28, 2012		Feb. 01, 2014 2006 Plan	Feb. 01, 2014 2013 Plan	Feb. 01, 2014 Scenario, Forecast	Oct. 02, 2013 Outstanding Class A options reclassified into common stock options	Feb. 01, 2014 One Time Grant	Feb. 01, 2014 Stock Option Compensation	Feb. 01, 2014 Stock Option Compensation 2013 Plan	Feb. 01, 2014 Restricted Stock Issuances		Feb. 02, 2013 Restricted Stock Issuances		Jan. 28, 2012 Restricted Stock Issuances		Feb. 02, 2013 Restricted Stock Issuances Minimum	Feb. 02, 2013 Restricted Stock Issuances Maximum	Oct. 02, 2013 Non Vested Options	Feb. 01, 2014 Non Vested Options	Oct. 02, 2013 Non Vested Options	Feb. 02, 2013 Non Vested Options	Oct. 02, 2013 Non Vested Options Outstanding non-vested Class A options reclassified into common stock options	Feb. 01, 2014 Stock Options, Vesting	Feb. 01, 2014 Non Cash Scenario, Forecast	Feb. 01, 2014 Cash Scenario, Forecast	May 31, 2013 Exercise Price 6	May 17, 2012 Exercise Price 6	Feb. 01, 2014 Exercise Price 7	May 17, 2012 Exercise Price 7	Feb. 01, 2014 Exercise Price 4	May 17, 2012 Exercise Price 4	May 31, 2013 Exercise Price 4 Scenario, Previously Reported	May 31, 2013 Exercise Price 8	Feb. 01, 2014 Exercise Price 8	Feb. 28, 2011 Exercise Price at 9	Feb. 28, 2011 Exercise Price at 9 Decrease	Feb. 28, 2011 Exercise Price at 10	Feb. 28, 2011 Exercise Price at 10 Decrease	Feb. 01, 2014 Exercise Price 1	May 31, 2013 Exercise Price 1 Minimum	May 31, 2013 Exercise Price 1 Maximum	May 31, 2013 Exercise Price 1 Scenario, Previously Reported	May 31, 2013 Exercise Price 2	Feb. 01, 2014 Exercise Price 2	May 31, 2013 Exercise Price 2 Scenario, Previously Reported	May 31, 2013 Exercise Price 3	Feb. 01, 2014 Exercise Price 3	May 31, 2013 Exercise Price 3 Scenario, Previously Reported	May 31, 2013 Exercise Price 5 Scenario, Previously Reported	May 01, 2013 Class A common stock	May 04, 2013 Class A common stock	Apr. 30, 2011 Class A common stock	May 01, 2013 Class L Common Stock	May 04, 2013 Class L Common Stock	Apr. 30, 2011 Class L Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock in each unit																																																											99	99	99	1	1	1
Common stock, Authorized												10,125,258	6,000,000
Options granted, exercise prices				$ 26.96	$ 4.55																							$ 10.96	$ 5.64						$ 5.02	$ 5.91	$ 10.91	$ 10.91	$ 4.55	$ 4.55	$ 10.91	$ 5.07	$ 26.96						$ 0.79	$ 0.94	$ 2.78	$ 1.65	$ 1.65	$ 4.55	$ 3.17	$ 3.17	$ 5.91	$ 10.96
Options outstanding exercise price																																												$ 8.18	$ 2.78	$ 16.36	$ 10.96
Option granted				52,761	175,500											1,595,000
Options granted, percentage vested						40.00%		40.00%		40.00%						20.00%
Service-based awards grated subsequent to offering vesting percentage on each of the first four anniversaries of the grant date						25.00%
Dividend paid		$ 336,000,000	$ 336,000,000
Incremental compensation expense from modification						10,400,000								6,000,000																			4,800,000	1,200,000
Stock option modification payable																																4,300,000
Unexercised vested options, exercisable period						60 days
Non-cash stock compensation expense						10,203,000	[1]	2,747,000	[1]	5,797,000	[1]								143,000	[2]	487,000	[2]	1,187,000	[2]
Options outstanding	4,683,151			4,619,323	4,683,151	4,619,323		424,231							4,683,151		4,619,323	0									3,824,073	3,527,800	3,824,073	255,457	3,824,073								2,266,297				52,761					1,761,067					14,674			524,524
Unearned non-cash stock-based compensation																	13,600,000		800,000
Expected incremental compensation associated with the modification																	6,000,000
Outstanding options to purchase units had vested percentage																	23.60%
Unearned non-cash stock-based compensation expected to recognize as expense over period																	4 years 10 months 24 days		3 years 3 months 18 days
Service-based awards, service period																	The service-based awards are expensed on a straight-line basis over the requisite service period.
Class L common stock split into one share of Class A Common stock	11																										11
Share based compensation option aggregate intrinsic value options outstanding				103,200,000		103,200,000
Share based compensation option, aggregate intrinsic value of options vested and expected to vest				$ 99,400,000		$ 99,400,000
Restricted stock, granted																			26,396		5,000
Service-based awards, service period																									3 years	4 years
Restricted stock award outstanding, vested																			1,006,060

[1]	The tax benefit related to the Company's non-cash stock compensation was $5.1 million, $1.0 million, and $2.3 during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively.
[2]	Included in the line item "Selling and Administrative Expenses" in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss).